Trade Receivables and Trade Payables - Schedule of Trade Receivables (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Trade receivables, gross
Less: Provision for expected credit losses	RM (3,465,291)	$ (848,546)	RM (1,229,403)
Trade receivables, net	20,834,160	5,101,660	9,975,198
Third Parties [Member]
Trade receivables, gross
Trade receivables, net	RM 24,299,451	$ 5,950,206	RM 11,204,601